Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease income	$ 10	$ 10	$ 20
Operating lease recognized expense	307	272	233
Operating sub lease recognized expense	128	$ 117	$ 121
Property, plant and equipment under operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Undiscounted operating lease obligation	910
Operating lease income	$ 192
Property, plant and equipment under operating leases [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease initial period	Five years
Property, plant and equipment under operating leases [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease initial period	Ten years
Dutch and Belgian pub real estate [member]
Disclosure of finance lease and operating lease by lessee [line items]
Pub lease term	27 years
Operating leases undiscounted obligation	$ 1,190
Pubs leased from Cofinimmo [member]
Disclosure of finance lease and operating lease by lessee [line items]
Undiscounted operating lease received	$ 571
Pubs leased from Cofinimmo [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	Six years
Pubs leased from Cofinimmo [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Sublease average outstanding period	Eight years